Profit Before Income Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Profit Before Income Tax
24.	PROFIT BEFORE INCOME TAX

a.	Other operating income and expenses, net

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$60,230	$51,607	$131,570	$4,439
Gain (loss) on disposal of property, plant and equipment and other assets	(127,111)	(127,159)	367,110	12,386
Impairment loss on property, plant and equipment and goodwill	(258,129)	(888,231)	(714,675)	(24,112)
Loss on damages and claims	(116,445)	(12,778)	(85,585)	(2,888)
Others	189,926	176,281	410,136	13,837

	$(251,529)	$(800,280)	$108,556	$3,662

b.	Other income

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Government subsidy	$176,721	$332,758	$341,844	$11,533
Interest income	242,084	230,067	306,871	10,353
Dividends income	396,973	26,411	59,039	1,992

	$815,778	$589,236	$707,754	$23,878

c.	Other gains and losses

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Gain on disposal of subsidiaries
(Note 29)	$-	$-	$5,589,457	$188,578
Net gain (loss) arising on financial instruments held for trading	1,657,093	$224,446	(3,111,253)	(104,968)
Net gain on financial assets designated as at FVTPL	815,742	223,113	327,351	11,044
Foreign exchange gain or loss, net	(713,213)	1,928,384	3,502,586	118,171
Impairment loss on financial assets	-	(91,886)	(50,206)	(1,694)
Others	(10,827)	(7,513)	1,518	52

	$1,748,795	$2,276,544	$6,259,453	$211,183

d.	Finance costs

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Total interest expense for financial liabilities measured at amortized cost	$2,514,208	$2,510,197	$2,016,298	$68,026
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(197,287)	(238,469)	(190,137)	(6,415)
Property, plant and equipment	(48,135)	(54,191)	(51,262)	(1,729)
Investment property	-	-	(13)	-
	2,268,786	2,217,537	1,774,886	59,882
Other finance costs	43,357	43,538	24,608	830

	$2,312,143	$2,261,075	$1,799,494	$60,712

Information relating to the capitalized borrowing costs was as follows:

For the Year Ended December 31
	2015	2016	2017

Annual interest capitalization rates
Inventories related to real estate business(%)	4.35-6.77	4.35-6.00	4.35-5.39
Property, plant and equipment(%)	0.75-6.15	1.15-4.42	1.26-5.49
Investment properties (%)	-	-	1.26-1.97

e.	Depreciation and amortization

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$28,938,770	$28,961,614	$28,625,287	$965,766
Investment properties	-	-	122,231	4,124
Intangible assets	579,894	508,823	457,666	15,441

Total	$29,518,664	$29,470,437	$29,205,184	$985,331

Summary of depreciation by function
Operating costs	$27,023,957	$26,948,106	$26,731,714	$901,880
Operating expenses	1,914,813	2,013,508	2,015,804	68,010

	$28,938,770	$28,961,614	$28,747,518	$969,890

(Continued)

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)
Summary of amortization by function
Operating costs	$124,235	$152,987	$140,175	$4,729
Operating expenses	455,659	355,836	317,491	10,712

	$579,894	$508,823	$457,666	$15,441

(Concluded)

f.	Operating expenses directly related to investment properties

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$-	$-	$465,458	$15,704

g.	Employee benefits expense

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$2,324,737	$2,356,416	$2,340,826	$78,975
Defined benefit plans	413,490	394,741	266,267	8,983
	2,738,227	2,751,157	2,607,093	87,958
Equity-settled share-based payments	133,496	470,788	438,765	14,803
Other employee benefits	47,883,464	49,525,940	51,043,198	1,722,105

	$50,755,187	$52,747,885	$54,089,056	$1,824,866

Summary of employee benefits expense by function
Operating costs	$34,720,359	$35,588,529	$35,978,403	$1,213,846
Operating expenses	16,034,828	17,159,356	18,110,653	611,020

	$50,755,187	$52,747,885	$54,089,056	$1,824,866

h.	Employees’ compensation and the remuneration to directors

To be in compliance with the Company Act as amended in May 2015, the amended Articles of Incorporation of the Company, which has been approved in the shareholders’ meeting in June 2016, stipulates to distribute employees’ compensation and remuneration to directors at the rates in 5.25%-8.25% and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors. For the years ended December 31, 2015, 2016 and 2017, the employees’ compensation and the remuneration to directors were accrued based on 8.25% and 0.75% of net profit before income tax, employees’ compensation and remuneration to directors, respectively, and were as follows.

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Employees’ compensation	$2,033,500	$2,147,323	$2,291,140	$77,299
Remuneration to directors	184,500	195,211	208,285	7,027

If there is any change in the proposed amounts after the consolidated financial statements authorized for issue, the differences are recorded as a change in accounting estimate.

The appropriations of employees’ compensation (settled by cash) and remuneration to directors for 2015 and 2016 resolved by the board of directors in April 2016 and in March 2017, respectively, and the amounts recognized in 2015 and 2016 consolidated financial statements were as follows.

	For Year 2015		For Year 2016
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$2,033,800	$140,000	$2,151,900	$148,000
Recognized in the consolidated financial statements	$2,033,500	$184,500	$2,147,323	$195,211

The differences between the resolved amounts of the employees’ compensation and the remuneration to directors and the accrued amounts reflected in the consolidated financial statements for the years ended December 31, 2015 and 2016 were deemed changes in estimates. The difference was NT$44,200 thousand and NT$42,634 thousand (US$1,438 thousand) and had been adjusted in net profit for the years ended December 31, 2016 and 2017, respectively.